Commitments and Contingencies (Minimum Future Rental Payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leased Assets [Line Items]
2018	$ 1,665
2019	1,211
2020 and on	226
Related Party [Member]
Operating Leased Assets [Line Items]
2018	$ 50